Income Tax (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Income Tax Disclosure [Abstract]
Current tax expense (benefit)	$ 80	$ 481	$ 647
Deferred tax expense	(262)	193	240
Adjustment of deferred tax assets and liabilities for enacted rate change		49
Total income tax expense (benefit)	$ (182)	$ 723	$ 887